Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest income and gains net of losses on financial instruments	$ 13,434,683	$ 9,631,043	$ 6,439,712
Fee and commission income	2,340,058	1,886,032	1,589,264
Total revenue	15,774,741	11,517,075	8,028,976
Interest and other financial expenses	(4,578,680)	(2,834,859)	(2,036,925)
Transactional expenses	(366,183)	(260,324)	(215,930)
Expected credit loss	(4,204,876)	(3,168,983)	(2,285,218)
Total cost of financial and transactional services provided	(9,149,739)	(6,264,166)	(4,538,073)
Gross profit	6,625,002	5,252,909	3,490,903
Operating (expenses) income
Customer support and operations	(651,760)	(604,643)	(488,082)
General and administrative expenses	(1,420,460)	(1,256,086)	(1,042,290)
Marketing expenses	(302,822)	(246,396)	(171,022)
Other expenses	(507,942)	(406,627)	(278,184)
Other income	130,090	56,041	27,753
Total operating (expenses) income	(2,752,894)	(2,457,711)	(1,951,825)
Share of loss in associates	(3,689)
Income before income taxes	3,868,419	2,795,198	1,539,078
Income taxes	(996,747)	(823,086)	(508,548)
Net income for the year	2,871,672	1,972,112	1,030,530
Net income attributable to shareholders of the parent company	2,868,892	1,972,112	1,030,530
Net income attributable to non-controlling interests	2,780
Net income for the year	$ 2,871,672	$ 1,972,112	$ 1,030,530
Earnings per share – Basic	$ 0.5936	$ 0.4115	$ 0.2175
Earnings per share – Diluted	$ 0.5846	$ 0.4034	$ 0.2121
Weighted average number of outstanding shares – Basic (in thousands of shares)	4,832,944	4,792,081	4,738,841
Weighted average number of outstanding shares – Diluted (in thousands of shares)	4,907,352	4,888,918	4,857,579